INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets
Movements in intangible assets are summarized below.

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at December 31, 2023	2,607,792	1,188,371	318,585	67,788	4,182,536
Additions	306,559	169,908	26,453	3,954	506,874
Divestitures	(14,632)	(945)	(1,613)	(12)	(17,202)
Reclassifications	—	—	10,267	(9,684)	583
Translation differences and other movements	2,633	(2,632)	—	(15,000)	(14,999)
Balance at December 31, 2024	2,902,352	1,354,702	353,692	47,046	4,657,792
Additions	248,733	172,532	32,846	3,865	457,976
Divestitures	(1,949)	(498)	(1,541)	(17)	(4,005)
Reclassifications	—	—	1,814	(340)	1,474
Translation differences and other movements	—	—	(2)	(25)	(27)
Balance at December 31, 2025	3,149,136	1,526,736	386,809	50,529	5,113,210

Accumulated amortization at December 31, 2023	1,760,157	666,111	282,628	53,941	2,762,837
Amortization	237,414	93,367	34,695	1,663	367,139
Divestitures	(2,881)	—	—	—	(2,881)
Reclassification	—	—	31	—	31
Translation differences and other movements	—	(3)	—	(14,995)	(14,998)
Balance at December 31, 2024	1,994,690	759,475	317,354	40,609	3,112,128
Amortization	219,282	106,889	34,821	2,210	363,202
Divestitures	(247)	—	(644)	—	(891)
Reclassification	—	—	314	—	314
Balance at December 31, 2025	2,213,725	866,364	351,845	42,819	3,474,753

Carrying amount at:
December 31, 2023	847,635	522,260	35,957	13,847	1,419,699
December 31, 2024	907,662	595,227	36,338	6,437	1,545,664
December 31, 2025	935,411	660,372	34,964	7,710	1,638,457